Commitments and Contingencies (Details Narrative)	6 Months Ended
Jun. 30, 2024
Rotor Riot Lease 1 [Member]
Lease description	As part of the business combination that occurred on February 14, 2024, the Company acquired a five-year operating lease for approximately 6,900 square feet of warehouse and office space in Orlando, Florida. The lease commenced in November 2023 and expires in October 2028.